Goodwill and Intangible Assets - Future Amortization Expense of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 1,682
2018	1,682
2019	1,682
2020	1,682
2021	1,682
Thereafter	1,687
Intangible assets, net	$ 10,097	$ 11,779	$ 33,005